Financial Instruments (Tables)	12 Months Ended
Aug. 25, 2017
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis include the following (in millions):

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Observable/ Unobservable Inputs Corroborated by Market Data (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Balances as of August 25, 2017:
Assets
Cash and cash equivalents	$22.4	$—	$—	$22.4
Restricted cash(1)	7.0	—	—	7.0
Total assets measured at fair value	$29.4	$—	$—	$29.4
Liabilities				—
Term loan	$—	$164.2	$—	$164.2
BNDES Credit Agreements	—	16.9	—	16.9
Total liabilities measured at fair value(2)	$—	$181.1	$—	$181.1
Balances as of August 26, 2016:
Assets
Cash and cash equivalents	$58.6	$—	$—	$58.6
Restricted cash(1)	6.8	—	—	6.8
Total assets measured at fair value	$65.4	$—	$—	$65.4
Liabilities				—
Term loan	$—	$192.5	$—	$192.5
BNDES Credit Agreements	—	19.4	—	19.4
Total liabilities measured at fair value(2)	$—	$211.9	$—	$211.9

(1)	Included in other noncurrent assets on the Company's consolidated balance sheets - see Note 5.
(2)	Included under long-term debt on the Company's consolidated balance sheets.